UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Pacific Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

BlackRock Pacific Fund, Inc.
Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 12.6%
Australia & New Zealand Banking
Group Ltd.	410,081	$ 10,094,209
Brambles Ltd.	718,865	5,261,778
Commonwealth Property Office
Fund	7,659,226	6,811,998
National Australia Bank Ltd.	342,453	9,152,880
Newcrest Mining Ltd.	231,505	9,536,699
Telstra Corp. Ltd.	1,643,128	4,792,970
Wesfarmers Ltd., Ordinary Shares	190,502	6,258,918
		51,909,452
China — 8.5%
CNOOC Ltd.	4,050,000	10,234,438
China Construction Bank, Class H	7,573,280	7,089,992
China Petroleum & Chemical Corp.	5,984,000	5,975,107
China Rongsheng Heavy Industry
Group Co., Ltd.	4,689,500	4,111,613
Industrial and Commercial Bank of
China Ltd.	9,399,560	7,792,882
		35,204,032
Hong Kong — 8.5%
China High Precision Automation
Group Ltd.	3,406,000	2,468,582
China Resources Power Holdings
Co.	2,274,000	4,383,165
China Vanke Co Ltd.	4,234,148	5,552,231
Huabao International Holdings Ltd.	4,148,000	6,377,806
Sands China Ltd. (a)	1,039,600	2,316,496
Sun Hung Kai Properties Ltd.	420,000	6,651,128
Wharf Holdings Ltd.	1,088,400	7,496,688
		35,246,096
India — 1.1%
ICICI Bank Ltd.	187,332	4,679,638
Japan — 37.0%
Astellas Pharma, Inc.	193,000	7,147,351
Chiyoda Corp.	452,000	4,139,676
Fuji Media Holdings, Inc.	2,344	3,282,398
Hitachi High-Technologies Corp.	100,100	1,995,398
Hitachi Ltd.	1,513,000	7,876,040
Honda Motor Co., Ltd.	271,000	10,068,629
Ibiden Co., Ltd.	139,000	4,399,040
JS Group Corp.	286,500	7,430,030
JX Holdings, Inc.	1,264,390	8,494,905
Komatsu Ltd.	278,700	9,455,076
Marubeni Corp.	1,014,000	7,287,405
Mitsubishi Gas Chemical Co., Inc.	745,000	5,341,057

Common Stocks	Shares	Value
Japan (concluded)
Mitsubishi UFJ Financial Group,
Inc.	2,075,500	$ 9,563,195
Monex Group, Inc.	16,364	3,821,878
NTT DoCoMo, Inc.	3,270	5,708,582
Nissan Motor Co., Ltd.	799,000	7,097,537
Nitto Denko Corp.	103,400	5,478,950
ORIX Corp.	47,360	4,439,210
Omron Corp.	250,500	7,052,179
Pioneer Corp. (a)	857,000	3,564,727
Sumitomo Corp.	537,300	7,678,677
Sumitomo Mitsui Financial Group,
Inc.	225,000	6,980,689
Sumitomo Osaka Cement Co., Ltd.	1,804,000	5,217,461
Takeda Pharmaceutical Co., Ltd.	202,100	9,429,102
		152,949,192
Singapore — 1.7%
DBS Group Holdings Ltd.	603,500	7,006,580
South Korea — 11.9%
Hyundai Development Co.	230,200	6,677,038
LG Chem Ltd.	13,833	5,787,875
LG Electronics, Inc.	46,758	4,471,068
SNU Precision Co., Ltd.	152,819	2,670,387
Samsung Electronics Co., Ltd.	16,962	14,383,181
Samsung Heavy Industries Co.,
Ltd.	180,190	6,545,655
Shinhan Financial Group Co., Ltd.	193,070	8,763,994
		49,299,198
Taiwan — 7.0%
ASUSTeK Computer, Inc.	482,459	4,173,306
Airtac International Group (a)	448,000	2,955,537
HON HAI Precision Industry Co.,
Ltd.	2,125,000	7,435,342
Prince Housing & Development Co.	4,543,000	2,740,239
Taiwan Semiconductor
Manufacturing Co., Ltd.	4,878,379	11,689,881
		28,994,305
United Kingdom — 4.5%
BHP Billiton Plc	471,131	18,652,641
United States — 1.1%
Trina Solar Ltd. - ADR (a)	143,442	4,320,473
Total Common Stocks – 93.9%		388,261,607

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ADR	American Depositary Receipts	HKD	Hong Kong Dollar
AUD	Australian Dollar	JPY	Japanese Yen
GBP	British Pound	USD	U.S. Dollar

BLACKROCK PACIFIC FUND, INC. MARCH 31, 2011 1

BlackRock Pacific Fund, Inc.
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

Participation Notes		Shares	Value
China — 1.2%
UBS AG (Baoshan Iron & Steel Co.,
Ltd.), due 6/18/13		4,580,542	$ 4,942,405
South Korea — 1.2%
Deutsche Bank AG London (KB
Financial Group, Inc.), due
10/10/18		96,794	5,035,795
Total Participation Notes – 2.4%			9,978,200
Total Long-Term Investments
(Cost – $341,448,600) – 96.3%			398,239,807
Short-Term Securities
Money Market Fund – 4.2%
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.14% (b)(c)	17,403,681		17,403,681
		Par
Time Deposits – 0.2%		(000)
Australia – 0.1%
Brown Brothers Harriman & Co.,
3.60%, 4/01/11	AUD	354	366,405
Hong Kong – 0.0%
Brown Brothers Harriman & Co.,
0.01%, 4/01/11	HKD	399	51,218
Japan – 0.0%
Brown Brothers Harriman & Co.,
0.01%, 4/01/11	JPY	3,559	42,781
United Kingdom – 0.1%
Citibank NA, 0.12%, 4/01/11	GBP	135	217,065
Total Time Deposits – 0.2%			677,469
Total Short-Term Securities
(Cost – $18,081,150) – 4.4%			18,081,150
Total Investments
(Cost – $359,529,750*) – 100.7%			416,320,957
Liabilities in Excess of Other Assets – (0.7)%			(2,944,320)
Net Assets – 100.0%			$ 413,376,637

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 363,500,460
Gross unrealized appreciation	$ 67,385,181
Gross unrealized depreciation	(14,564,684)
Net unrealized appreciation	$ 52,820,497

(a) Non-income producing security.
(b) Represents the current yield as of report date.
(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

______________________________________________________________________________________________________________________________________________________________________________________________________________

	Shares		Shares
	Held at		Held at
	December 31,	Net	March 31,
Affiliate	2010	Activity	2011	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	3,779,595	13,624,086	17,403,681	$ 1,404

2 BLACKROCK PACIFIC FUND, INC. MARCH 31, 2011

BlackRock Pacific Fund, Inc.
Schedule of Investments (continued)

• Foreign currency exchange contracts as of March 31, 2011 were as follows:
					Unrealized
Currency		Currency		Settlement	Appreciation
Purchased		Sold	Counterparty	Date	(Depreciation)
USD	1,171,270	JPY 95,633,356 Deutsche Bank Securities		4/01/11	$ 21,554
			State Street Global
USD	12,700,000	JPY 1,036,891,500	Markets	6/03/11	229,978
			State Street Global
JPY	1,036,891,500	USD 13,116,077	Markets	6/03/11	(646,055)
Total					$ (394,523)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]
Common
Stocks[1]	$ 31,193,700	$ 357,067,907	--	$ 388,261,607
Participation
Notes[1]	--	--	$ 9,978,200	9,978,200
Short-Term Securities:
Money Market
Fund	17,403,681	--	--	17,403,681
Time Deposits…	--	677,469	--	677,469
Total	$ 48,597,381	$ 357,745,376	$9,978,200	$416,320,957
[1] See above Schedule of Investments for values in each country.

BLACKROCK PACIFIC FUND, INC. MARCH 31, 2011 3

BlackRock Pacific Fund, Inc.
Schedule of Investments(concluded)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	--	$ 251,532	--	$ 251,532
Liabilities:
Foreign currency exchange contracts	--	(646,055)	--	(646,055)
Total	--	$ (394,523)	--	$ (394,523)
[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Participation Notes
Asset:
Balance, as of December 31, 2010	$ 21,342,688
Accrued discounts/premiums	-
Net realized gain (loss)	(3,377,494)
Net change in unrealized
appreciation/depreciation[2]	217,709
Purchases	4,929,760
Sales	(13,134,463)
Transfers in3	-
Transfers out[3]	-
Balance, as of March 31, 2011	$ 9,978,200

2 The change in unrealized appreciation/depreciation on derivative financial instruments still held at March 31, 2011 was $619,055.
3 The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

4 BLACKROCK PACIFIC FUND, INC. MARCH 31, 2011

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the 31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Pacific Fund, Inc.

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: May 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: May 25, 2011